Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ 379,214	$ (2,288,775)	$ (3,139,396)
Net cash used in investing activities	(50,797,409)	(1,903,746)	(2,525,388)
Net cash provided by financing activities	50,357,396	2,268,599	3,734,926
Net Increase/(Decrease) in Cash, Cash Equivalents, Restricted Cash	(60,799)	(1,923,922)	(1,929,857)
Cash, cash equivalents at beginning of the period	76,524	2,000,446	3,930,303
Cash and cash equivalent at end of the period	$ 15,725	$ 76,524	$ 2,000,446